Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Put options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 47	$ 45
Average exchange rate	1.2	1.1
Put options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 10	$ 15
Average exchange rate	1.3	1.3
Put options [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 13	$ 4
Stated amount	$ 400	$ 600
Average exchange rate	3.3	3.4
Put options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 2	$ 1
Average exchange rate	107	108.5
Call options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (2)	$ 1
Stated amount	$ 47	$ 45
Average exchange rate	1.2	1.1
Call options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 10
Average exchange rate	1.3
Call options [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 0
Stated amount	$ 380	$ 440
Average exchange rate	3.3	3.4
Call options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 2
Average exchange rate	107
Swap contract [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (41)	$ (3)
Stated amount	$ 324	$ 447
Average exchange rate	1.1	1.1
Swap contract [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 5
Stated amount	$ 63
Average exchange rate	1.3
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 87	$ 57
Stated amount	$ 701	$ 482
Average exchange rate	3.7	3.7
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (13)	$ (6)
Stated amount	150	150
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	(41)	(3)
Stated amount	324	447
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	87	57
Stated amount	701	482
Forward contracts [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	0	(1)
Stated amount	$ 150	$ 61
Average exchange rate	1.2	1.1
Forward contracts [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 27	$ 33
Average exchange rate	1.4	1.3
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 8	$ 0
Stated amount	$ 377	$ 309
Average exchange rate	3.2	3.5
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 23	$ 28
Average exchange rate	6.6	7.1
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 4
Stated amount	$ 53	$ 56
Average exchange rate	0	0.9